Intangible Assets and Goodwill, Net - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ 42,255,881	$ 42,724,218
Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	$ 15,166,067
Goodwill.
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,036,657	14,113,626	14,113,626
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,017,915	13,409,283
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	183,654	255,782
Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net		110,701
Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,158,928	4,692,574
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	1,232,283	1,546,264
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,825,559	5,825,559
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	617,491	978,403
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,237,966	29,314,935
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	35,242	35,242
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill.
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,036,657	14,113,626
Cost
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	66,929,587	65,034,704
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	37,691,621	35,719,769	33,343,230
Cost | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	2,227,096	2,227,096	2,127,697
Cost | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	553,505	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,831,874	13,139,480	10,858,388
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	8,806,951	8,804,334
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,825,559	5,825,559	5,821,828
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,446,636	5,169,795	5,198,960
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,237,966	29,314,935	29,455,137
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	35,242	35,242	175,444
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill.
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,036,657	14,113,626	14,113,626
Accumulated Amortisation
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(24,673,706)	(22,310,486)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(24,673,706)	(22,310,486)	(19,469,413)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(2,043,442)	(1,971,314)	(1,899,187)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(553,505)	(442,804)	(332,103)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(9,672,946)	(8,446,906)	(6,843,169)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(7,574,668)	(7,258,070)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ (4,829,145)	$ (4,191,392)	$ (3,762,535)